Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of internal credit grades [Line Items]
Notional	€ 3,606	€ 4,466
Fair value	92	51
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	4	1
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	83	483
Fair value	2	2
A [member]
Disclosure of internal credit grades [Line Items]
Notional	750	763
Fair value	15	7
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	2,392	2,849
Fair value	68	41
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	357	243
Fair value	8
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	€ 21	128
Fair value		€ 3